Sales - Summary of Sales (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		₩ 85,940,137	₩ 69,184,469	₩ 58,800,977
Sales related to rendering of services		750,878	714,602	456,400
Sales related to construction services		785,395	646,953	754,998
Total revenue from external customers (Notes 4, 35, 45, 47)		87,476,410	70,546,024	60,012,375
Domestic
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		85,588,151	68,578,390	58,359,774
Sales related to rendering of services		467,661	370,799	252,216
Sales related to construction services		186,996	193,541	159,262
Total revenue from external customers (Notes 4, 35, 45, 47)		86,242,808	69,142,730	58,771,252
Domestic | Electricity
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		82,954,778	66,198,964	57,308,555
Domestic | Heat Supply
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		440,435	489,629	232,738
Domestic | Others
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		2,192,938	1,889,797	818,481
Domestic | Performance obligations satisfied at point in time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 4, 35, 45, 47)		85,588,151	68,578,390	58,359,774
Domestic | Performance obligations satisfied over time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 4, 35, 45, 47)		654,657	564,340	411,478
Overseas
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		351,986	606,079	441,203
Sales related to rendering of services		283,217	343,803	204,184
Sales related to construction services		598,399	453,412	595,736
Total revenue from external customers (Notes 4, 35, 45, 47)	[1]	1,233,602	1,403,294	1,241,123
Overseas | Electricity
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		0	0	0
Overseas | Heat Supply
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		0	0	0
Overseas | Others
Disclosure of performance obligations [line items]
Sales of goods (Note 2)		351,986	606,079	441,203
Overseas | Performance obligations satisfied at point in time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 4, 35, 45, 47)		351,986	606,079	441,203
Overseas | Performance obligations satisfied over time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 4, 35, 45, 47)		₩ 881,616	₩ 797,215	₩ 799,920

[1]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.